Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of June 30, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 71.1%
	BANKS – 27.1%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$508,156
2,100,000	Bank of America Corp., 6.125% to 04/27/27 then USD 5 Year Tsy + 3.231%, Series TT(2)	Baa2	2,057,265
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	767,350
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	256,875
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,271,025
1,125,000	4.700% to 01/30/25 then 1-Month CME Term SOFR + 3.234%, Series V(2)	Ba1	969,075
4,560,000	5.950% to 05/15/25 then 3-Month CME Term SOFR + 4.167%, Series P(2)	Ba1	4,378,868
83,199	6.875% to 11/15/23 then 3-Month CME Term SOFR + 4.392%, Series K(2)	Ba1	2,107,431
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,224,041
137,754	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month CME Term SOFR + 3.904%, Series D(2)	Baa3	3,162,832
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month CME Term SOFR + 4.006%, Series H(1)(2)	BBB+(3)	1,126,181
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2)	BBB+(3)	470,100
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	225,938
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	729,252
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	588,960
5,771	Fifth Third Bancorp, 6.000%, Series A(2)	Baa3	143,698
10,800	First Citizens BancShares, Inc., 5.375%, Series A(2)	Ba1	218,160
17,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	404,381
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,339,536
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	775,233
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,363,075
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	289,199
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	940,514
34,400	6.875% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	835,232
500,000	JPMorgan Chase & Co., 3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2)	Baa2	441,325
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month CME Term SOFR + 3.868%, Series D(2)	Baa3	2,767,600
24,728	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2)	Baa3	494,807
25,800	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Baa3	492,264
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa2	435,179
96,311	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2)	Baa2	2,250,788
700,000	6.450% to 02/15/24 then 3-Month CME Term SOFR + 3.872%, Series E(2)	Baa2	653,537
18,791	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(2)	Ba3	398,557

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
137,936	Morgan Stanley, 5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(2)	Baa3	$3,242,875
165,623	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	Ba2	3,628,800
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	352,240
1,330,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	1,200,325
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2)	Baa2	570,137
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2)	Baa2	1,620,450
90,500	Regions Financial Corp., 5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2)	Baa3	1,850,725
46,000	Synchrony Financial, 5.625%, Series A(2)	BB-(3)	770,040
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	2,641,589
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	611,060
1,098,000	Truist Financial Corp., 4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa2	938,790
	Valley National Bancorp
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(2)	BB(3)	560,776
2,022	9.116% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(2)(7)	BB(3)	48,366
20,300	Washington Federal, Inc., 4.875%, Series A(2)	Ba1	302,470
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2)	Baa2	726,846
38,364	4.250%, Series DD(2)	Baa2	654,490
750,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(2)	Baa2	736,798
267	7.500%, Series L(2)(6)	Baa2	307,584
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(4)	1,026,000
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba3	184,470
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(5)	1,073,160
43,000	Zions Bancorp NA, 9.352% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(2)(7)	BB+(3)	33,755
			58,168,180
	FINANCIAL SERVICES – 2.9%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month CME Term SOFR + 4.562%, 06/15/45(1)	Baa3	435,732
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba1	1,459,385
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	863,913
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	518,000
13,400	Carlyle Finance LLC, 4.625%, 05/15/61	BBB(3)	242,942
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2)	Ba1	764,350
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba1	639,156
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba1	457,100
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba1	515,023
20,000	Stifel Financial Corp., 4.500%, Series D(2)	BB-(3)	325,800
			6,221,401

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE – 18.8%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	$1,373,575
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(2)	BB(3)	1,959,600
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58, Series A-6	Baa3	1,546,031
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2)	Ba1	474,000
18,630	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(2)	Ba1	462,024
18,003	Assurant, Inc., 5.250%, 01/15/61	Baa3	339,537
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	410,760
88,000	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	Baa3	1,848,000
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	587,471
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	240,000
131,885	Delphi Financial Group, Inc., 8.511%, 3-Month USD Libor + 3.190%, 05/15/37(7)	BBB(3)	2,957,653
	Enstar Finance LLC
670,000	5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BBB-(3)	501,066
825,000	5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BBB-(3)	712,783
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2)	BBB-(3)	1,035,574
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2)	Baa3	116,400
196,000	Everest Reinsurance Holdings, Inc., 7.706%, 3-Month USD Libor + 2.385%, 05/15/37(7)	Baa2	166,224
1,370,000	Global Atlantic Fin Co., 4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Baa3	973,825
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba1	311,750
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	896,875
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	653,828
7,103,000	7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)	Baa3	7,386,012
	Lincoln National Corp.
15,900	9.000%, Series D(2)	Baa3	427,392
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Baa3	421,018
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)	Baa2	1,862,906
1,937,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39	Baa2	2,505,052
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	4,561,515
3,610,000	Prudential Financial, Inc., 6.750% to 03/01/33 then USD 5 Year Tsy + 2.848%, 03/01/53	Baa1	3,641,299
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	695,322
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	711,505
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(2)	Ba2	512,210
			40,291,207
	UTILITIES – 10.4%
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,198,695
40,895	6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 2019-A	BB+(3)	976,164
1,070,000	American Electric Power Co., Inc., 3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	855,176

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
3,094,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	$3,067,039
725,000	Dominion Energy, Inc., 4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	612,714
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,537,860
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba1	429,436
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	2,723,868
140,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	130,196
21,587	SCE Trust II, 5.100%, Series G(2)	Baa3	438,648
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month CME Term SOFR + 4.052%, Series K(2)	Baa3	2,712,144
192,087	SCE Trust VI, 5.000%, Series L(2)	Baa3	3,791,797
	Sempra Energy
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,173,284
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,212,338
1,350,000	Southern California Edison Co., 9.498% to 02/01/22 then 3-Month USD Libor + 4.199%, Series E(2)(7)	Baa3	1,349,123
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	152,884
			22,361,366
	ENERGY – 6.6%
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Baa3	307,447
1,252,000	6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 2016-A	Baa3	1,163,507
	Energy Transfer LP
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba2	1,179,535
160,236	7.600% to 05/15/24 then 3-Month CME Term SOFR + 5.423%, Series E(2)	Ba2	3,906,554
1,600	7.625% to 08/15/23 then 3-Month CME Term SOFR + 5.000%, Series D(2)	Ba2	40,416
180,186	9.851% to 08/15/23 then 3-Month USD Libor + 4.530%, Series C(2)(7)	Ba2	4,603,752
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then 3-Month CME Term SOFR + 4.416%, 09/15/79	Baa3	1,778,998
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 2016-A	Baa3	1,276,763
			14,256,972
	COMMUNICATIONS – 1.7%
33,000	AT&T, Inc., 4.750%, Series C(2)	Ba1	695,640
940,000	British Telecommunications PLC, 4.875% to 11/23/31 then USD 5 Year Tsy + 3.493%, 11/23/81(1)	Ba1	765,638
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Baa3	1,436,750
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	719,026
			3,617,054
	MISCELLANEOUS – 1.7%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(1)	BBB(3)	310,044
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	567,000
3,115,000	8.000%, Series A(1)(2)	BB(3)	2,772,350
			3,649,394

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	REITS – 1.9%
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/12/26 then 3-Month CME Term SOFR + 5.440%, Series F(2)	NR(4)	$1,428,581
10,859	6.375%, Series D(2)	NR(4)	198,720
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,573,092
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2)	NR(4)	478,660
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	367,262
			4,046,315
	TOTAL PREFERRED SECURITIES (Cost $173,521,281)		152,611,889

	CONTINGENT CAPITAL SECURITIES – 24.8%
	BANKS – 23.2%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	4,117,404
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,185,040
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(2)	Ba2	752,160
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	580,500
900,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	782,254
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	583,680
10,400,000	Banco Santander SA, 4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	7,984,382
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	272,760
1,270,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(2)	Ba1	1,114,743
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(2)	Ba1	663,180
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	340,442
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa3	534,699
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	304,406
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)	Ba1	2,916,219
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2)	Ba1	742,356
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2)	BBB-(3)	358,875
500,000	8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)	Baa3	502,813
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,125,616
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2)	Baa3	291,281
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	767,751
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2)	Baa3	2,985,765
	ING Groep
2,550,000	3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	1,827,807
4,885,000	6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(2)	Ba1	4,671,281
	Lloyds Banking Group PLC
1,900,000	7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	1,781,535

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	$2,125,468
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(2)	Baa3	1,379,454
350,000	NatWest Group PLC, 4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	243,250
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	713,241
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	670,031
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	203,214
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1)(2)	Ba2	704,520
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2)	Ba2	686,000
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	292,310
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2)	Ba1	1,896,172
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	424,164
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BB(3)	642,440
1,600,000	7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1)(2)	Baa3	1,549,038
			49,716,251
	FINANCIAL SERVICES – 0.1%
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba2	321,160

	INSURANCE – 1.5%
3,150,000	QBE Insurance Group, Ltd., 7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(1)	Baa1	3,153,332
	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $60,851,529)		53,190,743

	CORPORATE DEBT SECURITIES – 0.7%
	BANKS – 0.2%
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	417,378

	COMMUNICATIONS – 0.3%
	Qwest Corp.
12,347	6.500%, 09/01/56	B1	171,376
36,585	6.750%, 06/15/57	B1	535,239
			706,615
	INSURANCE – 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	405,207
	TOTAL CORPORATE DEBT SECURITIES (Cost $2,242,952)		1,529,200

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	SHORT-TERM INVESTMENTS – 2.4%
	MONEY MARKET FUND – 2.4%
5,266,046	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.98(8)		$5,266,046
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,266,046)		5,266,046
	TOTAL INVESTMENTS – 99.0% (Cost $241,881,808)		212,597,878
	Other Assets In Excess Of Liabilities – 1.0%		2,131,741
	TOTAL NET ASSETS – 100.0%		$214,729,619

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At June 30, 2023 the total value of these securities is $52,235,800 representing 24.3% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	Fitch’s Rating.
(6)	Convertible security.
(7)	The interest rate shown reflects the rate in effect as of June 30, 2023.
(8)	The rate is the annualized seven-day yield as of June 30, 2023.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield